Subsequent Events (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended												0 Months Ended				0 Months Ended					0 Months Ended	3 Months Ended						3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended					0 Months Ended		0 Months Ended	3 Months Ended			0 Months Ended						0 Months Ended	3 Months Ended						0 Months Ended					0 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2011 Class	Dec. 31, 2013 Senior Secured Revolving Credit Facility	Jun. 30, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jun. 30, 2014 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jun. 30, 2014 Greene County Acquisition Greene County Pennsylvania	Jan. 29, 2014 Marcellus Joint Venture	Jun. 30, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Feb. 12, 2014 Momentum Acquisition MMcf_day acre	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania mi	Feb. 12, 2014 Momentum Acquisition Washingtonand Greene Counties Pennsylvania in mi	Feb. 12, 2014 Momentum Acquisition Minimum Washington County Pennsylvania in	Feb. 12, 2014 Momentum Acquisition Maximum Washington County Pennsylvania in	Jan. 29, 2014 IPO	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO	Jan. 29, 2014 IPO Mr. Daniel J. Rice III	Jan. 29, 2014 IPO Rice Partners	Jan. 29, 2014 IPO Incentive Unitholders	Jan. 29, 2014 IPO Rice Drilling B	Jun. 30, 2014 IPO Incentive Units	Jun. 30, 2014 IPO Incentive Units	Mar. 31, 2014 IPO Incentive Units Incentive Unitholders	Jun. 30, 2014 IPO Incentive Units Incentive Unitholders	Jan. 29, 2014 IPO Selling Stockholder	Jan. 29, 2014 IPO Underwritersof Initial Public Offering	Jan. 29, 2014 IPO NGP Holdings	Jun. 30, 2014 IPO NGP Holdings Incentive Units	Mar. 31, 2014 IPO NGP Holdings Incentive Units	Jan. 29, 2014 IPO Rice Holdings L L C Rice Holdings	Jan. 29, 2014 IPO Rice Energy Inc	Jan. 29, 2014 Subsequent Event	Mar. 10, 2014 Subsequent Event Debentures	Jan. 29, 2014 Subsequent Event Debentures	Jan. 29, 2014 Subsequent Event Debentures Class	Mar. 10, 2014 Subsequent Event Common Stock ($0.01 par) Debentures	Jan. 29, 2014 Subsequent Event Common Stock ($0.01 par) Debentures	Jan. 29, 2014 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 Subsequent Event Letter of Credit	Jul. 07, 2014 Subsequent Event Greene County Acquisition Greene County Pennsylvania Well acre	Jul. 07, 2014 Subsequent Event Greene County Acquisition Greene County Pennsylvania acre	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Mar. 31, 2014 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Dec. 31, 2013 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture Adjustment	Feb. 12, 2014 Subsequent Event Momentum Acquisition MMcf_day acre	Feb. 12, 2014 Subsequent Event Momentum Acquisition Washington County Pennsylvania mi	Feb. 12, 2014 Subsequent Event Momentum Acquisition Washingtonand Greene Counties Pennsylvania in mi	Feb. 12, 2014 Subsequent Event Momentum Acquisition Minimum Washington County Pennsylvania in	Feb. 12, 2014 Subsequent Event Momentum Acquisition Maximum Washington County Pennsylvania in	Jan. 29, 2014 Subsequent Event IPO	Mar. 31, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event IPO Mr. Daniel J. Rice III	Jan. 29, 2014 Subsequent Event IPO Rice Partners	Jan. 29, 2014 Subsequent Event IPO Incentive Unitholders	Jan. 29, 2014 Subsequent Event IPO Rice Drilling B	Jan. 29, 2014 Subsequent Event IPO Selling Stockholder	Jan. 29, 2014 Subsequent Event IPO Underwritersof Initial Public Offering	Jan. 29, 2014 Subsequent Event IPO NGP Holdings	Mar. 31, 2014 Subsequent Event IPO NGP Holdings Incentive Units	Jan. 29, 2014 Subsequent Event IPO Rice Holdings L L C Rice Holdings	Jan. 29, 2014 Subsequent Event IPO Rice Energy Inc
Subsequent Event [Line Items]
Number of acres acquired																																																							22,000
Number of wells acquired																																																						12
Deposit in escrow																	$ 18,700,000
Amount exchanged in sale of interests in gas properties																																																							329,500,000
Number of shares sold with the completion of the IPO																											50,000,000											14,000,000	6,000,000					30,000,000																						50,000,000							14,000,000	6,000,000				30,000,000
Common Stock, par value per share																													$ 0.01																																							$ 0.01
Public offering price per share																													$ 21.00																																							$ 21.00
Net proceeds of IPO																											993,500,000																																							993,500,000
Net proceeds of IPO after deducting expenses and underwriting discounts and commissions																																						399,000,000						593,600,000																													399,000,000					593,600,000
Underwriting discounts and commissions																																						21,000,000						36,400,000																													21,000,000					36,400,000
Cash paid for acquisitions	3,300,000					1,000,000												100,000,000																																						100,000,000
Equity investment ownership percentage																					50.00%																																						50.00%									100.00%
Percentage of voting interests acquired																				50.00%																																						50.00%
Total consideration amount							10,000,000											322,000,000				111,400,000																																		322,000,000				300,000,000	110,000,000
Issuance of shares of common stock																		9,523,810																																						9,523,810
Fair value of pre-existing equity investment																		250,632,000																																						245,000,000
Gain on purchase of Marcellus joint venture		0	0	203,579,000	0													203,579,000																																							195,200,000
Fair value of natural gas properties																				343,000,000																																						320,000,000
Goodwill																				338,000,000																																						365,000,000
Ownership percentage																			100.00%																										100.00%
Deferred tax liability recorded																				17,933,000																									145,100,000
Common stock (shares)																														2,356,844	20,000,000	160,831	1,728,852							43,452,550			20,300,923																										2,356,844	20,000,000	160,831	1,728,852			43,452,550		20,300,923
Compensation expense		1,474,000	0	75,276,000	0																							3,400,000						1,500,000	67,500,000	7,800,000	7,800,000																														3,400,000
Payment for pre-determined payout criteria																																									4,400,000	4,400,000																																		4,400,000
Shares converted into common stock																																																	433,073	1,671,800
Amount of converted debentures						255,000	11,332,000																																							5,000,000
Percentage of principal amount redeemed																																															100.00%
Call premium redemption percentage																																															50.00%
Additional cost to be paid if amounts not converted																																															1,000,000
Number of different classes of warrants issued								2																																								2
Number of shares issued due to the exercise of warrants			54,032	505,734		1,728																																								1,728
Maximum credit amount									1,500,000,000		1,500,000,000		500,000,000	100,000,000	100,000,000	10,000,000																																			1,500,000,000	500,000,000
Borrowing base after amendment									350,000,000	385,000,000	350,000,000	200,000,000																																							350,000,000	200,000,000
Letters of credit outstanding												$ 115,000,000		$ 71,600,000	$ 22,500,000																																						$ 55,900,000
Length of gathering system (miles)																							28																																							28
Width of gathering system (inches)																									6	16																																						6	16
Length of pipelines to be constructed (miles)																								18																																							18
Width of gathering system to be constructed (inches)																								30																																							30
Number of acres dedicated																						20,000																																							20,000
Aggregate capacity of acquired systems (Bcf)																						1,000																																							1